General and Administrative - Schedule of General and Administrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
General and Administrative [Abstract]
Professional fees	$ 578,500	$ 913,829	$ 772,572
Wages and benefits	1,843,893	1,129,475	707,625
Director fees	112,167	473,600	373,417
Travelling expenses	8,734	24,829	8,368
Depreciation of property and equipment	3,094	3,184	2,887
Depreciation of right of use assets	158,800	85,631	85,476
Management fee	29,993
Meals and entertainment	105,952	82,019	117,577
Share-based compensation		753,685	1,045,315
Office expenses	108,762	11,550	40,410
Insurance costs	165,756	205,360	231,128
Consultancy fee	484,229	266,596
IT expenses	113,015	184,407
Other	80,524	120,554	151,317
Total	$ 3,793,419	$ 4,254,719	$ 3,536,092